Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by industry (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
On-balance sheet
Cash and balances at central banks	£ 125,940	£ 136,359	£ 171,036
Cash collateral and settlement balance assets	79,486	74,352
Loans and advances at amortised cost	141,636	136,959
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial instruments	229,641	222,683
Financial assets at fair value through other comprehensive income	45,406	44,994
Assets	876,672	877,700
Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	125,940	136,359
Cash collateral and settlement balance assets	79,486	74,352
Loans and advances at amortised cost	141,636	136,959
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial instruments	229,641	222,683
Financial assets at fair value through other comprehensive income	45,406	44,994
Other assets	614	699
Assets	876,672	877,700
Off-balance sheet
Contingent liabilities	23,777	19,394
Total off-balance sheet	293,804	277,162
Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	125,940	136,359
Cash collateral and settlement balance assets	79,486	74,352
Loans and advances at amortised cost	141,636	136,959
Reverse repurchase agreements and other similar secured lending	1,731	1,613
Trading portfolio assets	57,258	64,368
Financial assets at fair value through the income statement	122,922	140,078
Derivative financial instruments	229,641	222,683
Financial assets at fair value through other comprehensive income	45,405
Financial investments - debt securities		44,983
Other assets	614	699
Assets	804,633	822,094
Off-balance sheet
Contingent liabilities	23,777
Loan commitments	270,027	257,768
Total off-balance sheet	293,804	277,162
Total	1,098,437	1,099,256
Banks [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	4	0
Cash collateral and settlement balance assets	16,638	17,294
Loans and advances at amortised cost	9,185	9,692
Reverse repurchase agreements and other similar secured lending	1,172	1,369
Trading portfolio assets	2,806	3,502
Financial assets at fair value through the income statement	11,694	30,374
Derivative financial instruments	125,612	123,999
Financial assets at fair value through other comprehensive income	13,158
Financial investments - debt securities		11,066
Other assets	180	288
Assets	180,449	197,584
Off-balance sheet
Contingent liabilities	1,250	939
Loan commitments	1,861	1,265
Total off-balance sheet	3,111	2,204
Total	183,560	199,788
Other financial institutions [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	54,582	48,340
Loans and advances at amortised cost	20,230	17,734
Reverse repurchase agreements and other similar secured lending	486	169
Trading portfolio assets	9,050	9,550
Financial assets at fair value through the income statement	97,824	96,708
Derivative financial instruments	83,286	80,302
Financial assets at fair value through other comprehensive income	2,938
Financial investments - debt securities		1,880
Other assets	312	411
Assets	268,708	255,094
Off-balance sheet
Contingent liabilities	8,043	3,841
Loan commitments	47,619	42,844
Total off-balance sheet	55,662	46,685
Total	324,370	301,779
Manufacturing [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	516	498
Loans and advances at amortised cost	7,940	8,379
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,787	3,825
Financial assets at fair value through the income statement	620	0
Derivative financial instruments	2,049	2,390
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	1	0
Assets	13,913	15,092
Off-balance sheet
Contingent liabilities	3,549	3,470
Loan commitments	42,001	39,827
Total off-balance sheet	45,550	43,297
Total	59,463	58,389
Construction and Property [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	64	75
Loans and advances at amortised cost	13,610	13,143
Reverse repurchase agreements and other similar secured lending	0	37
Trading portfolio assets	1,053	897
Financial assets at fair value through the income statement	3,609	5,371
Derivative financial instruments	2,273	1,974
Financial assets at fair value through other comprehensive income	208
Financial investments - debt securities		200
Other assets	0	0
Assets	20,817	21,697
Off-balance sheet
Contingent liabilities	703	626
Loan commitments	13,358	12,280
Total off-balance sheet	14,061	12,906
Total	34,878	34,603
Government and central bank [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	125,936	136,359
Cash collateral and settlement balance assets	6,122	6,470
Loans and advances at amortised cost	11,402	3,474
Reverse repurchase agreements and other similar secured lending	73	38
Trading portfolio assets	32,298	34,817
Financial assets at fair value through the income statement	5,340	5,295
Derivative financial instruments	7,811	5,987
Financial assets at fair value through other comprehensive income	28,489
Financial investments - debt securities		31,701
Other assets	2	0
Assets	217,473	224,141
Off-balance sheet
Contingent liabilities	1,231	980
Loan commitments	1,703	1,629
Total off-balance sheet	2,934	2,609
Total	220,407	226,750
Energy and water [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	536	386
Loans and advances at amortised cost	5,278	5,442
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,996	4,202
Financial assets at fair value through the income statement	37	31
Derivative financial instruments	3,077	2,791
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	7	0
Assets	11,931	12,852
Off-balance sheet
Contingent liabilities	3,318	3,491
Loan commitments	29,865	26,520
Total off-balance sheet	33,183	30,011
Total	45,114	42,863
Wholesale and retail distribution and leisure [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	51	223
Loans and advances at amortised cost	8,226	9,678
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	842	1,202
Financial assets at fair value through the income statement	0	13
Derivative financial instruments	562	486
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	9,681	11,602
Off-balance sheet
Contingent liabilities	1,072	952
Loan commitments	14,320	14,127
Total off-balance sheet	15,392	15,079
Total	25,073	26,681
Business and other services [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	642	717
Loans and advances at amortised cost	14,588	17,222
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	3,158	3,481
Financial assets at fair value through the income statement	3,318	1,881
Derivative financial instruments	1,635	2,012
Financial assets at fair value through other comprehensive income	415
Financial investments - debt securities		136
Other assets	104	0
Assets	23,860	25,449
Off-balance sheet
Contingent liabilities	2,831	3,445
Loan commitments	22,491	21,702
Total off-balance sheet	25,322	25,147
Total	49,182	50,606
Home loans [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances at amortised cost	10,986	13,160
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	358	405
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	0	0
Assets	11,344	13,565
Off-balance sheet
Contingent liabilities	0	0
Loan commitments	49	1,409
Total off-balance sheet	49	1,409
Total	11,393	14,974
Cards, unsecured loans and other personal lending [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances at amortised cost	33,560	32,818
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	2	0
Financial assets at fair value through other comprehensive income	0
Financial investments - debt securities		0
Other assets	2	0
Assets	33,564	32,818
Off-balance sheet
Contingent liabilities	109	116
Loan commitments	73,573	71,781
Total off-balance sheet	73,682	71,897
Total	107,246	104,715
Other [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	335	349
Loans and advances at amortised cost	6,631	6,217
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,268	2,892
Financial assets at fair value through the income statement	122	0
Derivative financial instruments	3,334	2,742
Financial assets at fair value through other comprehensive income	197
Financial investments - debt securities		0
Other assets	6	0
Assets	12,893	12,200
Off-balance sheet
Contingent liabilities	1,671	1,524
Loan commitments	23,187	24,384
Total off-balance sheet	24,858	25,908
Total	£ 37,751	£ 38,108

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.